Deposits - Summary of Deposits and Components (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
Disclosure Of Deposits [Line items]
Deposits	$ 543,788	$ 485,712
Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	94,580
Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	188,427
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	260,781
Financial liabilities at carrying value [member]
Disclosure Of Deposits [Line items]
Held at amortized cost	532,147	475,254
Financial liabilities at fair value [member]
Disclosure Of Deposits [Line items]
Designated at fair value	11,641	10,458
Personal [member]
Disclosure Of Deposits [Line items]
Deposits	194,080	178,091
Personal [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	16,472
Personal [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	119,875
Personal [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	57,733
Business and government [member]
Disclosure Of Deposits [Line items]
Deposits	290,800	257,502
Business and government [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	72,490
Business and government [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	68,143
Business and government [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	150,167
Bank [member]
Disclosure Of Deposits [Line items]
Deposits	17,497	11,224
Bank [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	5,618
Bank [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	409
Bank [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	11,470
Secured borrowings [member]
Disclosure Of Deposits [Line items]
Deposits	41,411	38,895
Secured borrowings [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	41,411
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	56,266	51,880
Canada [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	378,299	344,756
USA [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	12,695	7,876
USA [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	65,226	56,844
Other International [Member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	5,354	4,647
Other International [Member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	$ 25,948	$ 19,709